Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 43.3%
Aaset 2019-2 Trust, 6.4130%, 10/16/39 (144A)	$4,723,808	$3,708,543
AB Bsl CLO 1 Ltd 2021-2A A,
ICE LIBOR USD 3 Month + 1.1000%, 0%, 4/15/34 (144A)‡	15,000,000	15,006,750
ACC Auto Trust 2021-A C, 3.7900%, 4/15/27 (144A)	6,000,000	6,105,548
ACC Auto Trust 2021-A D, 6.1000%, 6/15/29 (144A)	3,700,000	3,693,757
Affirm Asset Securitization Trust 2020-A, 6.2300%, 2/18/25 (144A)	1,000,000	1,015,666
Affirm Asset Securitization Trust 2021-A C, 1.6600%, 8/15/25 (144A)	1,200,000	1,205,887
Affirm Asset Securitization Trust 2021-A D, 3.4900%, 8/15/25 (144A)	1,000,000	1,015,215
Affirm Asset Securitization Trust 2021-A E, 5.6500%, 8/15/25 (144A)	2,010,000	2,046,693
AGL CLO 1 Ltd 2021-10A A,
ICE LIBOR USD 3 Month + 1.1300%, 1.3223%, 4/15/34 (144A)‡	5,000,000	5,003,850
AGL CLO 1 Ltd 2021-10A D,
ICE LIBOR USD 3 Month + 2.9000%, 3.0923%, 4/15/34 (144A)‡	10,000,000	10,007,400
Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8000%, 8/15/27 (144A)	7,570,119	8,429,553
Amercian Airlines Inc / AAdvantage Loyalty IP Ltd, 5.5000%, 4/20/26 (144A)	5,859,000	6,159,274
Apidos CLO 2013-12A ER,
ICE LIBOR USD 3 Month + 5.4000%, 5.5838%, 4/15/31 (144A)‡	3,150,000	2,838,440
Apidos CLO 2013-15A A1RR,
ICE LIBOR USD 3 Month + 1.0100%, 1.1443%, 4/20/31 (144A)‡	4,209,000	4,209,669
Atrium CDO Corp 12A AR,
ICE LIBOR USD 3 Month + 0.8300%, 0.9683%, 4/22/27 (144A)‡	11,359,360	11,342,321
Avis Budget Rental Car Funding AESOP LLC 2018-2A D, 3.0400%, 3/20/25 (144A)	13,000,000	12,996,955
Avis Budget Rental Car Funding AESOP LLC 2019-2A D, 3.0400%, 9/22/25 (144A)	5,000,000	4,975,455
Avis Budget Rental Car Funding AESOP LLC 2021-1A D, 3.7100%, 8/20/27 (144A)	6,000,000	6,009,781
BAMLL Commercial Mortgage Securities Trust 2014-FRR4 CK29,
0%, 5/27/23 (144A)	15,370,000	13,946,879
BCP Trust 2021-330N D,
ICE LIBOR USD 1 Month + 2.4920%, 2.5760%, 6/15/38 (144A)‡	10,000,000	9,978,560
Benchmark Mortgage Trust 2021-B24 XA, 1.2735%, 3/15/54‡,¤	56,561,264	4,813,803
Benefit Street Partners CLO Ltd 2016-10A CRR,
ICE LIBOR USD 3 Month + 3.5000%, 3.6343%, 4/20/34 (144A)‡	6,750,000	6,750,925
Benefit Street Partners CLO Ltd 2016-10A DRR,
ICE LIBOR USD 3 Month + 6.7500%, 6.8843%, 4/20/34 (144A)‡	5,000,000	4,930,960
Benefit Street Partners CLO Ltd 2020-21A ER,
ICE LIBOR USD 3 Month + 6.7000%, 6.7843%, 10/15/34 (144A)‡	3,000,000	2,961,312
BlueMountain CLO XXVI Ltd 2019-24A ER,
ICE LIBOR USD 3 Month + 6.8400%, 6.9743%, 4/20/34 (144A)‡	6,500,000	6,423,190
BlueMountain CLO XXVI Ltd 2019-25A D2R,
ICE LIBOR USD 3 Month + 4.1500%, 0%, 7/15/36 (144A)‡	6,250,000	6,225,381
BlueMountain CLO XXVI Ltd 2019-25A ER,
ICE LIBOR USD 3 Month + 7.2500%, 0%, 7/15/36 (144A)‡	6,000,000	5,987,172
BlueMountain CLO XXVI Ltd 2020-30A D,
ICE LIBOR USD 3 Month + 3.9000%, 4.0261%, 1/15/33 (144A)‡	4,000,000	4,008,308
BlueMountain CLO XXVI Ltd 2021-28A A,
ICE LIBOR USD 3 Month + 1.2600%, 1.3861%, 4/15/34 (144A)‡	5,000,000	5,005,405
BlueMountain CLO XXVI Ltd 2021-28A E,
ICE LIBOR USD 3 Month + 6.4000%, 6.5630%, 4/15/34 (144A)‡	4,250,000	4,228,958
Business Jet Securities LLC 2019-1C, 6.9480%, 7/15/34 (144A)	3,113,936	3,227,561
Business Jet Securities LLC 2020-1A B, 3.9670%, 11/15/35 (144A)	6,408,771	6,568,416
Business Jet Securities LLC 2021-1A B, 2.9180%, 4/15/36 (144A)	2,621,130	2,633,495
Business Jet Securities LLC 2021-1A C, 5.0670%, 4/15/36 (144A)	2,830,500	2,847,270
BVRT Financing Trust 2021-1F M2, 2.1000%, 7/1/33‡	8,000,000	8,002,242
BVRT Financing Trust 2021-CRT2 M1, 1.6000%, 1/10/31‡	1,236,127	1,236,127
BVRT Financing Trust 2021-CRT2 M1, 2.1000%, 1/10/31‡	2,140,000	2,140,000
BVRT Financing Trust 2021-CRT2 M2, 2.3348%, 11/10/32‡	9,000,000	9,000,000
BX Commercial Mortgage Trust 2018-BIOA F,
ICE LIBOR USD 1 Month + 2.4711%, 2.5551%, 3/15/37 (144A)‡	7,900,000	7,904,035
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.0000%, 2.0840%, 10/15/36 (144A)‡	2,651,008	2,654,925
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.6500%, 2.7340%, 10/15/36 (144A)‡	16,051,854	16,087,211
BX Commercial Mortgage Trust 2020-BXLP,
ICE LIBOR USD 1 Month + 2.5000%, 2.5840%, 12/15/36 (144A)‡	12,616,643	12,611,989
BX Commercial Mortgage Trust 2021-LBA EJV,
ICE LIBOR USD 1 Month + 2.0000%, 2.0840%, 2/15/36 (144A)‡	11,200,000	11,203,736
BX Commercial Mortgage Trust 2021-LBA EV,

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
ICE LIBOR USD 1 Month + 2.0000%, 2.0840%, 2/15/36 (144A)‡	$9,000,000	$9,003,002
BX Commercial Mortgage Trust 2021-SOAR J,
ICE LIBOR USD 1 Month + 3.7500%, 3.8340%, 6/15/38 (144A)‡	9,299,000	9,310,963
BX Commercial Mortgage Trust 2021-VINO G,
ICE LIBOR USD 1 Month + 3.9523%, 4.0363%, 5/15/38 (144A)‡	12,000,000	12,134,822
BX Commercial Mortgage Trust 2021-VOLT F,
ICE LIBOR USD 1 Month + 2.4000%, 0%, 9/15/36 (144A)‡	8,440,000	8,455,905
BX Commercial Mortgage Trust 2021-VOLT G,
ICE LIBOR USD 1 Month + 2.8500%, 0%, 9/15/36 (144A)‡	6,000,000	6,007,104
Carlyle Global Markets Strategies 2012-3A CR2,
ICE LIBOR USD 3 Month + 3.5000%, 3.6329%, 1/14/32 (144A)‡	4,139,000	4,010,571
Carvana Auto Receivables Trust 2019-2A XS, 0%, 4/15/26 (144A)‡,¤	445,000,000	2,625,500
Carvana Auto Receivables Trust 2019-4A XS, 0%, 10/15/26 (144A)‡,¤	242,500,000	1,697,500
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28 (144A)	12,890,000	12,830,419
Carvana Auto Receivables Trust 2021-N3 N, 2.5300%, 6/12/28 (144A)	3,000,000	3,000,590
Castlelake Aircraft Securitization Trust 2016-1, 6.1500%, 8/15/41	822,300	772,962
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43 (144A)	3,830,196	2,970,045
CBAM CLO Management 2020-13A A,
ICE LIBOR USD 3 Month + 1.4300%, 1.5643%, 1/20/34 (144A)‡	6,000,000	6,023,592
CBAM CLO Management 2021-14A A,
ICE LIBOR USD 3 Month + 1.1000%, 0%, 4/20/34 (144A)‡	15,000,000	15,015,750
CBAM CLO Management 2021-14A D,
ICE LIBOR USD 3 Month + 3.1000%, 0%, 4/20/34 (144A)‡	10,000,000	10,003,940
CGDB Commercial Mortgage Trust 2019-MOB,
ICE LIBOR USD 1 Month + 2.0000%, 2.0838%, 11/15/36 (144A)‡	4,888,000	4,878,298
Chase Auto Credit Linked Note 2021-3 E, 2.1020%, 2/26/29 (144A)	2,400,000	2,396,557
Chase Auto Credit Linked Notes 2021-1 E, 2.3650%, 9/25/28 (144A)	3,233,680	3,241,784
Chase Auto Credit Linked Notes 2021-1 F, 4.2800%, 9/25/28 (144A)	3,337,000	3,376,602
Chase Mortgage Finance Corp 2021-CL1 M4,
US 30 Day Average SOFR + 2.6500%, 2.7000%, 2/25/50 (144A)‡	3,706,655	3,706,653
Chase Mortgage Finance Corp 2021-CL1 M5,
US 30 Day Average SOFR + 3.2500%, 3.3000%, 2/25/50 (144A)‡	1,482,845	1,482,844
CIFC Funding Ltd 2015-3A DR,
ICE LIBOR USD 3 Month + 2.5000%, 2.6339%, 4/19/29 (144A)‡	2,097,500	2,038,015
CIFC Funding Ltd 2015-5A DR,
ICE LIBOR USD 3 Month + 5.5500%, 5.7260%, 10/25/27 (144A)‡	3,450,000	3,431,511
CIM Retail Portfolio Trust 2021-RETL E,
ICE LIBOR USD 1 Month + 3.7500%, 3.8340%, 8/15/36 (144A)‡	5,200,000	5,200,000
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	8,692,658	8,685,317
Citigroup Commercial Mortgage Trust 2018-C5, 0.6924%, 6/10/51‡,¤	36,219,325	1,344,385
Coinstar Funding LLC 2017-1A A2, 5.2160%, 4/25/47 (144A)	12,911,888	12,929,959
Cold Storage Trust 2020-ICE5 F,
ICE LIBOR USD 1 Month + 3.4925%, 3.5762%, 11/15/37 (144A)‡	12,828,026	12,891,419
COLT Funding LLC 2021-3R B1, 3.5630%, 12/25/64 (144A)‡	2,547,000	2,558,846
COLT Funding LLC 2021-3R B2, 4.5660%, 12/25/64 (144A)‡	2,145,000	2,157,615
Conn Funding II LP 2020-A C, 4.2000%, 6/16/25 (144A)	2,186,644	2,195,964
Connecticut Avenue Securities Trust 2016-C04,
ICE LIBOR USD 1 Month + 4.2500%, 4.3360%, 1/25/29‡	3,924,686	4,079,988
Connecticut Avenue Securities Trust 2017-C05 1M2C,
ICE LIBOR USD 1 Month + 2.2000%, 2.2860%, 1/25/30‡	11,211,032	11,443,473
Connecticut Avenue Securities Trust 2018-C05 1B1,
ICE LIBOR USD 1 Month + 4.2500%, 4.3360%, 1/25/31‡	5,692,259	5,981,332
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.4860%, 4/25/31 (144A)‡	595,837	598,693
Connecticut Avenue Securities Trust 2018-R07 1B1,
ICE LIBOR USD 1 Month + 4.3500%, 4.4360%, 4/25/31 (144A)‡	4,000,000	4,150,599
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.3860%, 8/25/31 (144A)‡	547,767	551,385
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 4.1500%, 4.2360%, 8/25/31 (144A)‡	20,849,000	21,381,202
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2360%, 9/25/31 (144A)‡	3,019,446	3,036,574
Connecticut Avenue Securities Trust 2019-R03 1B1,
ICE LIBOR USD 1 Month + 4.1000%, 4.1844%, 9/25/31 (144A)‡	8,942,669	9,190,259
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.0860%, 1/25/40 (144A)‡	3,940,495	3,954,327
Connecticut Avenue Securities Trust 2020-SBT1 2B1,
ICE LIBOR USD 1 Month + 6.6000%, 6.6844%, 2/25/40 (144A)‡	7,422,500	7,929,566
Conn's Receivables Funding 2019-B LLC, 4.6000%, 6/17/24 (144A)	4,838,831	4,847,173
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 3.0000%, 3.0838%, 11/15/36 (144A)‡	9,817,000	9,825,971
Credit Suisse Commercial Mortgage Trust 2019-ICE4 F,
ICE LIBOR USD 1 Month + 2.6500%, 2.7340%, 5/15/36 (144A)‡	14,200,000	14,208,274
Credit Suisse Commercial Mortgage Trust 2020-TMIC A,
ICE LIBOR USD 1 Month + 3.0000%, 3.2500%, 12/15/35 (144A)‡	15,000,000	15,261,920

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Credit Suisse Commercial Mortgage Trust 2020-UNFI, 4.1682%, 12/6/22‡	$15,000,000	$14,985,273
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 4.0531%, 4/15/23 (144A)‡	13,400,215	13,400,410
CSAIL 2021-C20 XA, 1.1713%, 3/15/54‡,¤	60,509,542	4,836,906
DBCCRE Mortgage Trust 2014-ARCP D, 5.0990%, 1/10/34 (144A)‡	1,000,000	1,061,697
DBCCRE Mortgage Trust 2014-ARCP E, 5.0990%, 1/10/34 (144A)‡	2,848,000	2,977,006
DBCCRE Mortgage Trust 2014-ARCP F, 5.0990%, 1/10/34 (144A)‡	11,442,000	11,544,432
Diamond Infrastructure Funding LLC 2021-1A B, 2.3550%, 4/15/49 (144A)	4,000,000	3,954,546
Diamond Infrastructure Funding LLC 2021-1A C, 3.4750%, 4/15/49 (144A)	3,420,000	3,419,759
Diamond Resorts Owner Trust 2021-1A C, 2.7000%, 11/21/33 (144A)	2,450,182	2,475,891
Diamond Resorts Owner Trust 2021-1A D, 3.8300%, 11/21/33 (144A)	1,225,091	1,239,894
DROP Mortgage Trust 2021-FILE D,
ICE LIBOR USD 1 Month + 2.7500%, 2.8300%, 4/15/26 (144A)‡	15,000,000	15,045,892
Dryden Senior Loan Fund 2017-50A E,
ICE LIBOR USD 3 Month + 6.2600%, 6.4438%, 7/15/30 (144A)‡	2,400,000	2,379,602
Dryden Senior Loan Fund 2020-83A D,
ICE LIBOR USD 3 Month + 3.5000%, 3.6339%, 1/18/32 (144A)‡	6,000,000	6,011,754
Dryden Senior Loan Fund 2020-85A AR,
ICE LIBOR USD 3 Month + 1.1500%, 0%, 10/15/35 (144A)‡	15,000,000	15,000,000
ECAF I Ltd, 5.8020%, 6/15/40 (144A)	3,373,059	2,396,046
Elmwood CLO VIII Ltd 2021-1A A,
ICE LIBOR USD 3 Month + 1.2400%, 1.3743%, 1/20/34 (144A)‡	5,000,000	5,003,265
Elmwood CLO VIII Ltd 2021-1A D,
ICE LIBOR USD 3 Month + 3.0000%, 3.1343%, 1/20/34 (144A)‡	3,000,000	2,995,308
Exeter Automobile Receivables Trust 2020-1A E, 3.7400%, 1/15/27 (144A)	3,000,000	3,126,413
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27 (144A)	1,017,000	1,128,060
Extended Stay America Trust 2021-ESH E,
ICE LIBOR USD 1 Month + 2.8500%, 2.9340%, 7/15/38 (144A)‡	15,071,591	15,228,481
Extended Stay America Trust 2021-ESH F,
ICE LIBOR USD 1 Month + 3.7000%, 3.7840%, 7/15/38 (144A)‡	3,979,298	4,024,295
ExteNet Issuer LLC, 5.2190%, 7/26/49 (144A)	2,000,000	2,079,831
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.0860%, 7/25/25‡	3,448,976	3,546,016
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.7860%, 4/25/28‡	4,827,034	5,095,740
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 55.0000%, 54.0540%, 10/25/40‡	588,203	2,225,690
Fannie Mae REMICS, 3.0000%, 5/25/48	21,105	22,306
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.0500%, 5.9640%, 8/25/48‡,¤	10,220,032	1,683,695
First Investors Auto Owner Trust 2018-1, 7.1600%, 8/15/25 (144A)	5,026,000	5,147,346
Foursight Capital Auto Receivables Trust 2020-1 F, 4.6200%, 6/15/27 (144A)	1,250,000	1,284,106
Freddie Mac Multifamily Structured Credit Risk 2021-MN1 B1,
US 30 Day Average SOFR + 7.7500%, 7.8000%, 1/25/51 (144A)‡	1,000,000	1,177,895
Freddie Mac Multifamily Structured Credit Risk 2021-MN1 M2,
US 30 Day Average SOFR + 3.7500%, 3.8000%, 1/25/51 (144A)‡	2,000,000	2,059,065
Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA2 B1,
ICE LIBOR USD 1 Month + 3.7000%, 3.7860%, 12/25/30 (144A)‡	5,607,000	5,804,504
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA3 M2,
ICE LIBOR USD 1 Month + 3.6000%, 3.6860%, 7/25/50 (144A)‡	1,996,619	2,012,942
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 B1,
ICE LIBOR USD 1 Month + 5.2500%, 5.3360%, 9/25/50 (144A)‡	8,939,000	9,365,471
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 B1,
US 30 Day Average SOFR + 4.0000%, 4.0500%, 11/25/50 (144A)‡	5,441,430	5,677,806
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3500%, 8/25/33 (144A)‡	1,483,000	1,519,148
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA5 B1,
US 30 Day Average SOFR + 3.0500%, 3.1000%, 1/25/34 (144A)‡	6,124,000	6,256,066
FREMF Mortgage Trust 2018-KF45,
ICE LIBOR USD 1 Month + 1.9500%, 2.0325%, 3/25/25 (144A)‡	686,055	681,418
FREMF Mortgage Trust 2018-KL2P BPZ,
ICE LIBOR USD 1 Month + 2.5000%, 2.5825%, 1/25/28 (144A)‡	5,597,272	5,583,890
FREMF Mortgage Trust 2018-KSW4 B,
ICE LIBOR USD 1 Month + 2.4500%, 2.5325%, 10/25/28‡	7,307,000	7,305,736
FREMF Mortgage Trust 2019-KBF3,
ICE LIBOR USD 1 Month + 2.5000%, 2.5825%, 1/25/29 (144A)‡	18,647,000	18,863,165
FREMF Mortgage Trust 2019-KF72,
ICE LIBOR USD 1 Month + 2.1000%, 2.1825%, 11/25/26 (144A)‡	4,034,078	4,089,908
Gam Resecuritization Trust 2021-FRR1 1A, 0%, 7/28/27 (144A)	4,000,000	3,298,198
Gam Resecuritization Trust 2021-FRR1 1B, 0%, 7/28/27 (144A)	7,500,000	5,874,010
Gam Resecuritization Trust 2021-FRR1 2A, 0%, 12/29/27 (144A)	4,000,000	3,242,204
Gam Resecuritization Trust 2021-FRR1 2B, 0%, 12/29/27 (144A)	10,000,000	7,670,704
Golden Tree Loan Management US CLO1 Ltd 2017-1A ER2,
ICE LIBOR USD 3 Month + 6.5000%, 6.6343%, 4/20/34 (144A)‡	5,000,000	5,007,180
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 5.5500%, 5.4626%, 1/20/44‡,¤	484,461	85,498

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 6.1500%, 6.0654%, 10/16/55‡,¤	$575,674	$90,645
Government National Mortgage Association, 0.3446%, 1/16/60‡,¤	15,248,004	597,594
Great Wolf Trust,
ICE LIBOR USD 1 Month + 2.7320%, 2.8160%, 12/15/36 (144A)‡	13,500,000	13,283,563
Great Wolf Trust,
ICE LIBOR USD 1 Month + 3.1310%, 3.2150%, 12/15/36 (144A)‡	3,899,000	3,830,650
GS Mortgage Securities Trust 2017-SLP F, 4.7443%, 10/10/32 (144A)‡	6,500,000	6,423,373
GS Mortgage Securities Trust 2017-SLP G, 4.7443%, 10/10/32 (144A)‡	1,831,000	1,772,209
Hertz Vehicle Financing LLC 2021-1A D, 3.9800%, 12/26/25 (144A)	15,000,000	15,097,248
HGI CRE CLO Ltd 2021-FL1 D,
ICE LIBOR USD 1 Month + 2.3500%, 2.4346%, 6/16/36 (144A)‡	5,000,000	4,998,445
Highbridge Loan Management Ltd 10A-16 DR,
ICE LIBOR USD 3 Month + 6.4100%, 6.5443%, 4/20/34 (144A)‡	9,000,000	8,848,575
Highbridge Loan Management Ltd 3A-2014 CR, 3.7339%, 7/18/29 (144A)‡	1,600,000	1,569,554
HIN Timeshare Trust 2020-A, 3.4200%, 10/9/39 (144A)	890,971	921,514
Kayne CLO 10 Ltd 2021-10A A,
ICE LIBOR USD 3 Month + 1.1700%, 1.3596%, 4/23/34 (144A)‡	12,500,000	12,527,362
KNDL Mortgage Trust 2019-KNSQ F,
ICE LIBOR USD 1 Month + 2.0000%, 2.0840%, 5/15/36 (144A)‡	2,000,000	1,995,967
LCM LP 14A ER, ICE LIBOR USD 3 Month + 5.5000%, 5.6343%, 7/20/31 (144A)‡	1,475,000	1,350,808
LCM LP XIV, ICE LIBOR USD 3 Month + 1.0400%, 1.1743%, 7/20/31 (144A)‡	4,640,000	4,635,360
Life Financial Services Trust 2021-BMR E,
ICE LIBOR USD 1 Month + 1.7500%, 1.8340%, 3/15/38 (144A)‡	28,000,000	28,029,933
LoanMe Trust SBL 2019-1, 5.2500%, 8/15/30 (144A)	267,434	266,120
LoanMe Trust SBL 2019-1, 10.0000%, 8/15/30 (144A)Ç	5,800,000	6,032,000
Longfellow Place CLO Ltd 2013-1A DRR,
ICE LIBOR USD 3 Month + 4.5000%, 4.6261%, 4/15/29 (144A)‡	3,000,000	2,936,232
Madison Park Funding Ltd 2016-22A DR,
ICE LIBOR USD 3 Month + 3.5000%, 3.6261%, 1/15/33 (144A)‡	17,000,000	17,004,420
Madison Park Funding Ltd 2018-30A D,
ICE LIBOR USD 3 Month + 2.5000%, 2.6261%, 4/15/29 (144A)‡	622,900	617,501
Madison Park Funding Ltd 2018-32A A1R,
ICE LIBOR USD 3 Month + 1.0000%, 1.1383%, 1/22/31 (144A)‡	10,000,000	10,000,290
Madison Park Funding Ltd 2018-32A DR,
ICE LIBOR USD 3 Month + 3.2000%, 3.3383%, 1/22/31 (144A)‡	7,000,000	7,000,679
Madison Park Funding Ltd 2021-38A A,
ICE LIBOR USD 3 Month + 1.1200%, 0%, 7/17/34 (144A)‡	5,000,000	5,003,520
Magnetite CLO Ltd 2015-12A ARR,
ICE LIBOR USD 3 Month + 1.1000%, 1.2261%, 10/15/31 (144A)‡	4,375,000	4,375,228
MBRT 2019-MBR H1,
ICE LIBOR USD 1 Month + 4.0000%, 4.0840%, 11/15/36 (144A)‡	5,000,000	4,981,429
Mello Warehouse Securitization Trust 2019-2,
ICE LIBOR USD 1 Month + 2.4000%, 2.4860%, 11/25/52 (144A)‡	8,020,000	8,109,939
Mello Warehouse Securitization Trust 2021-1 F,
ICE LIBOR USD 1 Month + 2.7500%, 2.8344%, 2/25/55 (144A)‡	3,386,000	3,385,997
Mercury Financial Credit Card Master Trust 2021-1A B,
2.3300%, 3/20/26 (144A)	5,000,000	5,006,206
Mercury Financial Credit Card Master Trust 2021-1A C,
4.2100%, 3/20/26 (144A)	4,000,000	4,037,710
MHC Commercial Mortgage Trust 2021-MHC E,
ICE LIBOR USD 1 Month + 2.1010%, 2.1847%, 4/15/38 (144A)‡	3,000,000	3,009,437
MHC Commercial Mortgage Trust 2021-MHC G,
ICE LIBOR USD 1 Month + 3.2010%, 3.2847%, 4/15/38 (144A)‡	10,620,000	10,676,922
Mission Lane Credit Card Master Trust 2021-A B, 2.2400%, 9/15/26 (144A)	3,000,000	2,987,083
Mission Lane Credit Card Master Trust 2021-A C, 4.7500%, 9/15/26 (144A)	5,000,000	4,979,163
Morgan Stanley Capital I Trust 2007-T27 AJ, 6.2148%, 6/11/42‡	13,140,378	13,314,318
MRCD 2019-MARK Mortgage Trust, 2.7175%, 12/15/36 (144A)	13,000,000	12,457,437
Multifamily Connecticut Avenue Securities Trust 2019-01,
ICE LIBOR USD 1 Month + 3.2500%, 3.3360%, 10/15/49 (144A)‡	18,756,000	18,773,608
Multifamily Connecticut Avenue Securities Trust 2020-01,
ICE LIBOR USD 1 Month + 3.7500%, 3.8360%, 3/25/50 (144A)‡	9,946,000	10,256,108
Multifamily Connecticut Avenue Securities Trust 2020-01 CE,
ICE LIBOR USD 1 Month + 7.5000%, 7.5844%, 3/25/50 (144A)‡	2,000,000	2,185,052
MVW Owner Trust 2021-1WA C, 1.9400%, 1/22/41 (144A)	1,150,050	1,141,250
MVW Owner Trust 2021-1WA D, 3.1700%, 1/22/41 (144A)	3,634,157	3,646,582
NBC Funding LLC 2021-1 B, 4.9700%, 7/30/51 (144A)	3,000,000	2,970,743
Neighborly Issuer LLC 2021-1A A2, 3.5840%, 4/30/51 (144A)	13,371,488	13,766,748
Neuberger Berman CLO Ltd,
ICE LIBOR USD 3 Month + 2.8000%, 2.9316%, 1/28/30 (144A)‡	6,000,000	5,972,244
Neuberger Berman CLO Ltd 2021-42A A,
ICE LIBOR USD 3 Month + 1.1000%, 0%, 7/16/35 (144A)‡	6,000,000	6,002,136
Oak Hill Credit Partners 2012-7A AR3,
ICE LIBOR USD 3 Month + 1.0700%, 1.2253%, 2/20/34 (144A)‡	5,000,000	5,002,785

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Oak Street Investment Grade Net Lease Fund 2020-1A B1,
5.1100%, 11/20/50 (144A)	$4,499,000	$4,782,529
Oak Street Investment Grade Net Lease Fund 2021-1A B1,
4.2300%, 1/20/51 (144A)	2,400,000	2,497,990
Oasis Securitization 2020-2A, 4.2624%, 5/15/32 (144A)	1,472,410	1,482,668
Oasis Securitization 2021-1A A, 2.5792%, 2/15/33 (144A)	4,614,508	4,625,348
OCP CLO Ltd, ICE LIBOR USD 3 Month + 3.0000%, 3.1758%, 4/24/29 (144A)‡	6,000,000	6,001,890
Octagon Investment Partners 40 Ltd,
ICE LIBOR USD 3 Month + 3.8000%, 3.9343%, 4/20/31 (144A)‡	5,000,000	5,001,475
Octagon Investment Partners 42 Ltd 2019-3A AR,
ICE LIBOR USD 3 Month + 1.1400%, 0%, 7/15/34 (144A)‡	10,000,000	10,007,160
Octagon Investment Partners 42 Ltd 2019-3A ER,
ICE LIBOR USD 3 Month + 6.7500%, 0%, 7/15/34 (144A)‡	7,000,000	6,965,126
Octagon Investment Partners 44 Ltd 2019-1A AR,
ICE LIBOR USD 3 Month + 1.1800%, 1.2638%, 10/15/34 (144A)‡	15,000,000	15,003,045
Octagon Investment Partners 44 Ltd 2019-1A ER,
ICE LIBOR USD 3 Month + 6.7500%, 6.8338%, 10/15/34 (144A)‡	6,600,000	6,585,718
Octagon Investment Partners 56 Ltd 2021-1A A,
ICE LIBOR USD 3 Month + 1.1600%, 0%, 10/15/34 (144A)‡	11,000,000	11,001,155
Octagon Investment Partners XXI Ltd 2014-1A AAR3,
ICE LIBOR USD 3 Month + 1.0000%, 1.1248%, 2/14/31 (144A)‡	8,000,000	8,000,696
Ondeck Asset Securitization Trust LLC 2021-1A C, 2.9700%, 5/17/27 (144A)	3,000,000	3,013,913
Pagaya AI Debt Selection Trust 2021-1 CERT, 0%, 11/15/27 (144A)‡,¤	1,846,154	3,904,616
Palmer Square CLO Ltd 2018-2A A1A,
ICE LIBOR USD 3 Month + 1.1000%, 1.2836%, 7/16/31 (144A)‡	6,312,000	6,314,392
Palmer Square Loan Funding 2019-4 Ltd,
ICE LIBOR USD 3 Month + 3.2500%, 3.3753%, 10/24/27 (144A)‡	5,000,000	5,002,050
Palmer Square Loan Funding 2020-2 Ltd,
ICE LIBOR USD 3 Month + 3.0000%, 3.1343%, 4/20/28 (144A)‡	7,000,000	7,001,876
Palmer Square Loan Funding 2020-4A C,
ICE LIBOR USD 3 Month + 3.6000%, 3.7293%, 11/25/28 (144A)‡	3,000,000	3,004,014
Pawnee Equipment Receivables Series 2019-1 LLC, 3.8000%, 1/15/26 (144A)	4,467,000	4,450,642
Pawnee Equipment Receivables Series 2020-1 LLC, 5.4300%, 7/15/27 (144A)	6,165,000	6,230,256
Perimeter Master Note Business Trust, 5.2100%, 5/15/24 (144A)	2,250,000	2,311,410
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	4,098,990	4,243,655
PNT 2021-1 A1, 3.2282%, 2/25/52 (144A)‡	8,000,000	7,999,996
Preston Ridge Partners Mortgage Trust 2019-GS1, 4.7500%, 10/25/24 (144A)‡	3,725,972	3,740,457
PRIMA Capital Ltd, 4.2500%, 12/25/50 (144A)	10,500,000	10,023,974
Project Silver, 6.9000%, 7/15/44 (144A)‡	898,315	579,603
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44 (144A)	11,191,818	9,871,901
Regatta XV Funding Ltd 2018-4A D,
ICE LIBOR USD 3 Month + 6.5000%, 6.6253%, 10/25/31 (144A)‡	2,350,000	2,275,026
Santander Consumer Auto Receivables Trust 2020-BA, 4.1300%, 1/15/27 (144A)	1,500,000	1,574,495
Santander Consumer Auto Receivables Trust 2021-AA E,
3.2800%, 3/15/27 (144A)	1,750,000	1,780,973
Santander Prime Auto Issuance Notes Trust 2018-A, 6.8000%, 9/15/25 (144A)	1,555,473	1,575,646
SB Multifamily Repack Trust 2020-FRR2 A1, 4.0000%, 12/27/39 (144A)‡	13,159,700	13,256,958
Sequoia Mortgage Trust 2018-8, 0.2537%, 11/25/48 (144A)‡,¤	34,359,298	24,062
Sierra Receivables Funding Co LLC 2020-2A D, 6.5900%, 7/20/37 (144A)	4,188,261	4,421,712
Sierra Receivables Funding Co LLC 2021-1A C, 1.7900%, 11/20/37 (144A)	4,409,206	4,353,356
Sierra Receivables Funding Co LLC 2021-1A D, 3.1700%, 11/20/37 (144A)	4,188,746	4,195,639
Sierra Timeshare 2019-1 Receivables Funding LLC, 4.7500%, 1/20/36 (144A)	2,448,109	2,514,717
Sierra Timeshare 2019-2 Receivables Funding LLC, 4.5400%, 5/20/36 (144A)	2,760,885	2,829,217
Sprite 2017-1 Ltd, 0%, 12/15/37 (144A)‡	3,423,819	2,080,180
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	4,209,063	4,259,440
SREIT Trust 2021-FLWR D,
ICE LIBOR USD 1 Month + 1.3750%, 1.4590%, 7/15/36 (144A)‡	6,649,000	6,639,473
Summit Issuer LLC 2020-1A A2, 2.2900%, 12/20/50 (144A)	6,000,000	6,088,910
Summit Issuer LLC 2020-1A B, 3.1790%, 12/20/50 (144A)	2,500,000	2,526,398
Symphony CLO Ltd 2012-9A D2R2,
ICE LIBOR USD 3 Month + 4.1000%, 4.2264%, 7/16/32 (144A)‡	11,000,000	11,000,000
Symphony CLO Ltd 2014-15A DR2,
ICE LIBOR USD 3 Month + 4.0000%, 4.1339%, 1/17/32 (144A)‡	2,000,000	2,000,568
Symphony CLO Ltd 2021-26A ER,
ICE LIBOR USD 3 Month + 7.5000%, 7.6343%, 4/20/33 (144A)‡	10,000,000	9,919,520
Tesla Auto Lease Trust 2020-A, 4.6400%, 8/20/24 (144A)	1,430,000	1,494,135
Thrust Engine Leasing 2021-1A A, 4.1630%, 7/15/40 (144A)	9,949,726	9,820,058
Thunderbolt Aircraft Lease Ltd 2017-A B, 5.7500%, 5/17/32 (144A)Ç	2,371,329	2,209,630
United Auto Credit Securitization Trust 2019-1 F, 6.0500%, 1/12/26 (144A)	4,000,000	4,058,078
Upstart Securitization Trust 2019-2 C, 4.7830%, 9/20/29 (144A)	13,032,000	13,368,113
Upstart Securitization Trust 2019-3 C, 5.3810%, 1/21/30 (144A)	8,000,000	8,323,641
Upstart Securitization Trust 2020-3 C, 6.2500%, 11/20/30 (144A)	12,000,000	12,870,363
Upstart Securitization Trust 2021-1 B, 1.8900%, 3/20/31 (144A)	2,400,000	2,418,102
Upstart Securitization Trust 2021-1 C, 4.0600%, 3/20/31 (144A)	3,250,000	3,329,837
VASA Trust 2021-VASA D,

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
ICE LIBOR USD 1 Month + 2.1000%, 2.1840%, 7/15/39 (144A)‡	$7,000,000		$6,836,276
VASA Trust 2021-VASA F,
ICE LIBOR USD 1 Month + 3.9000%, 3.9840%, 7/15/39 (144A)‡	5,500,000		5,495,690
VB-S1 Issuer LLC, 5.2500%, 2/15/48 (144A)	664,000		675,529
VB-S1 Issuer LLC 2020-2A B, 3.2290%, 9/15/50 (144A)	5,750,000		5,858,586
VB-S1 Issuer LLC 2020-2A C, 4.4590%, 9/15/50 (144A)	6,000,000		6,246,965
Venture CDO Ltd 2021-42A A1A,
ICE LIBOR USD 3 Month + 1.1300%, 0%, 4/15/34 (144A)‡	10,000,000		10,004,610
Voya CLO Ltd 2014-4A CR2,
ICE LIBOR USD 3 Month + 3.3500%, 3.5358%, 7/14/31 (144A)‡	7,000,000		6,722,807
Voya CLO Ltd 2018-2A E,
ICE LIBOR USD 3 Month + 5.2500%, 5.4338%, 7/15/31 (144A)‡	1,625,000		1,503,141
Voya CLO Ltd 2021-1A A,
ICE LIBOR USD 3 Month + 1.1400%, 0%, 7/15/34 (144A)‡	5,000,000		5,002,980
Vx Cargo 2018-1 Trust, 5.4380%, 12/15/33 (144A)	3,169,253		3,265,714
Westlake Automobile Receivable Trust 2020-3A F, 5.1100%, 5/17/27 (144A)	7,000,000		7,285,510
Westlake Automobile Receivables Trust 2018-2, 6.0400%, 1/15/25 (144A)	1,600,000		1,624,433
Westlake Automobile Receivables Trust 2019-1, 5.6700%, 2/17/26 (144A)	2,000,000		2,078,018
Willis Engine Securitization Trust 2020-A B, 4.2120%, 3/15/45 (144A)	5,939,221		5,515,621
Willis Engine Securitization Trust 2020-A C, 6.6570%, 3/15/45 (144A)	2,066,496		1,462,970
Z Capital Credit Partners CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 2.4500%, 2.5764%, 1/16/31 (144A)‡	1,250,000		1,250,173
Z Capital Credit Partners CLO 2018-1A A2 Ltd,
ICE LIBOR USD 3 Month + 1.5600%, 1.6864%, 1/16/31 (144A)‡	3,090,000		3,090,593
Zaxby's Funding LLC 2021-1A A2, 3.2380%, 7/30/51 (144A)	4,323,000		4,393,804
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,488,807,946)			1,489,903,164
Bank Loans and Mezzanine Loans– 10.9%
Basic Industry – 0.8%
Aruba Investments Holdings LLC,
ICE LIBOR USD 3 Month + 7.7500%, 8.5000%, 11/24/28‡	5,786,000		5,800,465
GEON Performance Solutions,
ICE LIBOR USD 6 Month + 4.7500%, 5.5000%, 8/18/28‡	4,882,611		4,914,641
Herens US Holdco Corp, ICE LIBOR USD 6 Month + 4.0000%, 4.7500%, 7/3/28‡	7,673,077		7,693,641
INEOS US Petrochem LLC, ICE LIBOR USD 1 Month + 2.7500%, 3.2500%, 1/29/26‡	3,612,945		3,612,945
Spa US HoldCo Inc, ICE LIBOR USD 1 Month + 4.0000%, 4.7500%, 2/4/28ƒ,‡	4,930,000		4,936,163
			26,957,855
Brokerage – 0.2%
Jane Street Group LLC, ICE LIBOR USD 1 Month + 2.7500%, 2.8341%, 1/26/28‡	6,352,993		6,286,286
Capital Goods – 0.9%
Arcline FM Holdings LLC, ICE LIBOR USD 3 Month + 8.2500%, 9.0000%, 6/15/29‡	6,664,000		6,664,000
CP Atlas Buyer Inc, ICE LIBOR USD 3 Month + 3.7500%, 4.2500%, 11/23/27‡	2,220,819		2,212,491
LABL Inc, ICE LIBOR USD 1 Month + 4.0000%, 4.0841%, 7/1/26‡	947,707		946,522
Standard Industries Inc,
ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 9/22/28ƒ,‡	13,178,653		13,185,770
Watlow Electric Manufacturing Co,
ICE LIBOR USD 3 Month + 4.0000%, 4.5000%, 3/2/28‡	2,852,665		2,858,599
White Cap Buyer LLC, ICE LIBOR USD 1 Month + 4.0000%, 4.5000%, 10/19/27‡	5,183,639		5,195,406
			31,062,788
Communications – 1.1%
Consolidated Communications Inc,
ICE LIBOR USD 1 Month + 3.5000%, 4.2500%, 10/2/27‡	1,657,919		1,658,698
Eagle Broadband Investments LLC,
ICE LIBOR USD 3 Month + 3.0000%, 3.7500%, 11/12/27‡	4,518,853		4,518,853
Formula One Management Ltd,
ICE LIBOR USD 1 Month + 2.5000%, 3.5000%, 2/1/24‡	6,184,565		6,161,373
GCI LLC, ICE LIBOR USD 1 Month + 2.7500%, 3.5000%, 10/15/25‡	10,301,898		10,282,634
Hunter Holdco 3 Ltd, ICE LIBOR USD 3 Month + 4.2500%, 4.7500%, 8/19/28‡	8,096,300		8,126,661
Lions Gate Capital Holdings LLC,
ICE LIBOR USD 1 Month + 1.7500%, 1.8341%, 3/22/23‡	6,005,919		5,960,875
Virgin Media SFA Finance Ltd,
ICE LIBOR USD 1 Month + 3.2500%, 3.2990%, 11/15/27‡	550,000	GBP	730,157
			37,439,251
Consumer Cyclical – 3.1%
18 Fremont Street Acquisition LLC,
ICE LIBOR USD 3 Month + 7.0000%, 10.2500%, 8/9/25‡	9,751,494		9,922,145
84 Lumber Co, ICE LIBOR USD 1 Month + 3.0000%, 3.7500%, 11/13/26‡	1,966,734		1,968,366
Boardriders Inc, ICE LIBOR USD 3 Month + 6.5000%, 7.5000%, 4/23/24ƒ,‡	4,735,735		2,604,654
Boardriders Inc, ICE LIBOR USD 3 Month + 8.0000%, 9.0000%, 4/23/24‡,¢	1,333		1,333
Enterprise Development Authority/The,
ICE LIBOR USD 1 Month + 4.2500%, 5.0000%, 2/28/28‡	5,536,472		5,543,116
Kodiak BP LLC, ICE LIBOR USD 3 Month + 3.2500%, 4.0000%, 3/12/28‡	1,853,685		1,852,146
Loire Finco Luxembourg,

Shares or Principal Amounts			Value
Bank Loans and Mezzanine Loans– (continued)
Consumer Cyclical– (continued)
Euro Interbank Offered Rate 12 Month + 3.0000%, 3.0000%, 4/21/27‡	2,660,000	EUR	$3,029,450
Loire Finco Luxembourg, ICE LIBOR USD 1 Month + 3.2500%, 3.3341%, 4/21/27‡	$11,445,848		11,202,623
Mic Glen LLC, ICE LIBOR USD 6 Month + 6.7500%, 7.2500%, 7/20/29‡	7,907,942		7,927,712
Murphy USA Inc, ICE LIBOR USD 1 Month + 1.7500%, 2.2500%, 1/31/28‡	2,257,746		2,257,746
Playtika Holding Corp, ICE LIBOR USD 1 Month + 2.7500%, 2.8341%, 3/13/28‡	9,086,000		9,078,731
Rent-A-Center Inc, ICE LIBOR USD 1 Month + 3.2500%, 3.7500%, 2/17/28‡	5,000,000		5,012,500
Sovos Brands Intermediate Inc,
ICE LIBOR USD 3 Month + 3.7500%, 4.5000%, 6/8/28‡	3,782,957		3,782,957
Spectacle Gary Holdings LLC,
ICE LIBOR USD 1 Month + 9.0000%, 11.0000%, 12/23/25‡	231,560		251,388
Spectacle Gary Holdings LLC,
ICE LIBOR USD 1 Month + 9.0000%, 11.0000%, 12/23/25‡	3,195,527		3,469,160
Stars Group Holdings BV, ICE LIBOR USD 3 Month + 2.2500%, 2.3818%, 7/21/26‡	20,472,317		20,395,546
Tacala Investment Corp, ICE LIBOR USD 1 Month + 3.7500%, 4.2500%, 2/5/27‡	7,007,299		6,981,022
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.5000%, 8.2500%, 2/4/28‡	5,683,991		5,644,203
Whatabrands LLC, ICE LIBOR USD 1 Month + 3.2500%, 3.7500%, 8/3/28‡	6,095,000		6,085,979
Woof Holdings Inc, ICE LIBOR USD 3 Month + 7.2500%, 8.0000%, 12/21/28‡	1,707,290		1,721,170
			108,731,947
Consumer Non-Cyclical – 1.2%
Bayou Intermediate II LLC,
ICE LIBOR USD 3 Month + 4.5000%, 5.2500%, 8/2/28‡	9,000,000		9,011,250
FC Compassus LLC, ICE LIBOR USD 3 Month + 4.2500%, 5.0000%, 12/31/26‡	11,364,521		11,370,203
Journey Personal Care Corp,
ICE LIBOR USD 3 Month + 4.2500%, 5.0000%, 3/1/28‡	4,689,728		4,697,560
Mamba Purchaser Inc, ICE LIBOR USD 1 Month + 3.7500%, 4.2500%, 9/29/28‡	3,000,000		2,998,140
Mamba Purchaser Inc, ICE LIBOR USD 1 Month + 6.5000%, 7.0000%, 9/29/29‡	4,000,000		4,000,000
National Mentor Holdings Inc,
ICE LIBOR USD 3 Month + 7.2500%, 8.0000%, 3/2/29‡	1,742,478		1,766,437
Sunshine Luxembourg VII Sarl,
ICE LIBOR USD 3 Month + 3.7500%, 4.5000%, 10/1/26‡	3,554,044		3,562,929
Surgery Center Holdings Inc,
ICE LIBOR USD 1 Month + 3.7500%, 4.5000%, 8/31/26‡	2,667,862		2,670,450
			40,076,969
Insurance – 0.4%
Asurion LLC, ICE LIBOR USD 1 Month + 5.2500%, 5.3314%, 1/20/29‡	13,542,000		13,470,904
Other Diversified Financial Services – 0.1%
IGT Holding IV AB, ICE LIBOR USD 3 Month + 3.7500%, 4.2500%, 3/31/28‡	5,498,370		5,501,834
Technology – 2.8%
Acuris Finance US Inc, ICE LIBOR USD 3 Month + 4.0000%, 4.5000%, 2/16/28‡	2,570,885		2,577,775
Atlas CC Acquisition Corp,
ICE LIBOR USD 3 Month + 4.2500%, 5.0000%, 5/25/28‡	8,559,155		8,582,949
Atlas CC Acquisition Corp,
ICE LIBOR USD 3 Month + 4.2500%, 5.0000%, 5/25/28‡	1,740,845		1,745,685
Endure Digital Inc, ICE LIBOR USD 3 Month + 3.5000%, 4.2500%, 2/10/28ƒ,‡	10,000,000		9,937,500
Epicor Software Corp, ICE LIBOR USD 1 Month + 3.2500%, 4.0000%, 7/30/27‡	7,323,030		7,319,735
Excelitas Technologies, ICE LIBOR USD 3 Month + 3.5000%, 4.5000%, 12/2/24‡	1,000,000		1,002,500
Excelitas Technologies, ICE LIBOR USD 3 Month + 7.5000%, 8.5000%, 12/1/25‡	1,350,000		1,349,163
Finastra USA Inc, ICE LIBOR USD 3 Month + 3.5000%, 4.5000%, 6/13/24‡	7,378,516		7,314,692
Magenta Buyer LLC, ICE LIBOR USD 3 Month + 8.2500%, 9.0000%, 7/27/29‡	14,596,000		14,577,755
Project Sky Merger Sub Inc,
ICE LIBOR USD 1 Month + 6.0000%, 6.5000%, 8/10/29ƒ,‡	3,299,000		3,282,505
Proofpoint Inc, ICE LIBOR USD 3 Month + 3.2500%, 3.7500%, 8/31/28‡	10,850,000		10,790,325
RealPage Inc, ICE LIBOR USD 1 Month + 3.2500%, 3.7500%, 4/24/28‡	8,123,120		8,095,176
Redstone Holdco 2 LP, ICE LIBOR USD 3 Month + 7.7500%, 8.5000%, 4/27/29‡	3,216,222		3,127,776
Redstone Holdco 2 LP, ICE LIBOR USD 3 Month + 7.7500%, 8.5000%, 4/27/29‡	5,608,778		5,454,536
Sunshine Software Merger Sub Inc,
ICE LIBOR USD 1 Month + 3.7500%, 4.2500%, 9/21/28ƒ,‡	4,977,000		4,964,558
Tempo Acquisition LLC, ICE LIBOR USD 1 Month + 3.0000%, 3.5000%, 8/31/28‡	4,000,000		4,003,320
Ultra Clean Holdings Inc,
ICE LIBOR USD 1 Month + 3.7500%, 3.8341%, 8/27/25‡	1,758,456		1,759,916
			95,885,866
Transportation – 0.3%
First Student Bidco Inc, ICE LIBOR USD 3 Month + 3.0000%, 3.5000%, 7/21/28‡	7,303,922		7,260,098
First Student Bidco Inc, ICE LIBOR USD 3 Month + 3.0000%, 3.5000%, 7/21/28‡	2,696,078		2,679,902
			9,940,000
Total Bank Loans and Mezzanine Loans (cost $374,764,089)			375,353,700
Corporate Bonds– 31.7%
Banking – 1.2%
Banco La Hipotecaria SA, 5.5000%, 9/15/23 (144A)	5,700,000		6,118,192
Banco La Hipotecaria SA, 4.1250%, 12/15/24 (144A)	5,000,000		5,316,062
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	2,998,000		3,290,305

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Banking– (continued)
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	$7,082,000		$7,728,233
HSBC Holdings PLC, SOFR + 1.9470%, 2.3570%, 8/18/31‡	5,226,000		5,168,062
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	3,476,000		3,628,075
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%‡,µ	2,512,000		2,568,520
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	6,392,000		6,569,698
			40,387,147
Basic Industry – 2.1%
Allegheny Technologies Inc, 5.1250%, 10/1/31	9,137,000		9,207,355
Arconic Rolled Products, 6.1250%, 2/15/28 (144A)	6,341,000		6,721,587
Diamond BC BV, 4.6250%, 10/1/29 (144A)	8,399,000		8,524,985
Hudbay Minerals Inc, 4.5000%, 4/1/26 (144A)	6,918,000		6,848,820
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)	6,957,000		7,286,379
IAMGOLD Corp, 5.7500%, 10/15/28 (144A)	8,423,000		8,317,712
Iris Holdings Inc, 8.7500% (8.75% Cash or 0.00% PIK), 2/15/26 (144A)Ø	6,203,000		6,296,045
Neon Holdings Inc, 10.1250%, 4/1/26 (144A)	6,330,000		6,852,225
Olympus Water US Holding Corp, 6.2500%, 10/1/29 (144A)	6,693,000		6,632,428
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc,
5.1250%, 4/1/29 (144A)	6,771,000		6,821,783
			73,509,319
Brokerage – 1.1%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 3.1680%, 4.0000%‡,µ	5,556,000		5,792,130
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	2,255,000		2,505,869
Coinbase Global Inc, 3.3750%, 10/1/28 (144A)	6,582,000		6,324,183
Coinbase Global Inc, 3.6250%, 10/1/31 (144A)	6,858,000		6,519,386
Compass Group Diversified Holdings LLC, 5.2500%, 4/15/29 (144A)	6,326,000		6,618,578
LPL Holdings Inc, 4.3750%, 5/15/31 (144A)	8,818,000		9,203,787
			36,963,933
Capital Goods – 3.3%
ARD Finance SA, 5.0000% (5.00% Cash or 0.00% PIK), 6/30/27Ø	12,896,000	EUR	15,506,178
ARD Finance SA, 5.0000% (5.00% Cash or 0.00% PIK), 6/30/27 (144A)Ø	2,000,000	EUR	2,404,804
ARD Finance SA, 6.5000% (6.50% Cash or 0.00% PIK), 6/30/27 (144A)Ø	3,542,344		3,763,209
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.1250%, 8/15/26 (144A)	7,429,000		7,711,302
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	4,928,000		5,016,729
CP Atlas Buyer Inc, 7.0000%, 12/1/28 (144A)	6,288,000		6,303,720
HT Troplast GmbH, 9.2500%, 7/15/25 (144A)	2,790,000	EUR	3,540,810
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	8,928,000		9,619,920
Madison IAQ LLC, 5.8750%, 6/30/29 (144A)	9,109,000		9,177,317
New Enterprise Stone & Lime Co Inc, 5.2500%, 7/15/28 (144A)	13,916,000		14,072,555
Sofima Holdings SpA, 3.7500%, 1/15/28 (144A)	3,480,000	EUR	4,060,759
Titan International Inc, 7.0000%, 4/30/28 (144A)	7,087,000		7,467,926
TransDigm Inc, 4.8750%, 5/1/29 (144A)	8,679,000		8,711,546
Vontier Corp, 2.9500%, 4/1/31 (144A)	7,107,000		7,062,297
Wabtec Corp, 4.9500%, 9/15/28	3,330,000		3,832,497
White Cap Parent LLC, 8.2500% (8.25% Cash or 0.00% PIK), 3/15/26 (144A)Ø	4,085,000		4,217,763
			112,469,332
Communications – 2.5%
Altice Financing SA, 5.0000%, 1/15/28 (144A)	6,822,000		6,577,943
Altice France SA, 5.5000%, 10/15/29 (144A)	4,610,000		4,563,358
AT&T INC, EURIBOR ICE SWAP Rate + 3.1400%, 2.8750%, 5/1/99‡	5,300,000	EUR	6,207,509
Block Communications Inc, 4.8750%, 3/1/28 (144A)	7,120,000		7,280,200
Cablevision Lightpath LLC, 5.6250%, 9/15/28 (144A)	8,622,000		8,653,255
CSC Holdings LLC, 7.5000%, 4/1/28 (144A)	5,055,000		5,463,329
Front Range BidCo Inc, 4.0000%, 3/1/27 (144A)	7,788,000		7,750,851
LCPR Senior Secured Financing DAC, 5.1250%, 7/15/29 (144A)	8,642,000		8,900,828
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	5,000,000		5,346,500
Liberty Interactive LLC, 8.5000%, 7/15/29	6,763,000		7,676,005
Netflix Inc, 3.6250%, 6/15/30	5,837,000	EUR	8,103,817
Univision Communications Inc, 4.5000%, 5/1/29 (144A)	5,522,000		5,611,733
Windstream Escrow LLC, 7.7500%, 8/15/28 (144A)	4,728,000		4,938,160
			87,073,488
Construction & Engineering – 0.1%
Arcosa Inc, 4.3750%, 4/15/29 (144A)	5,045,000		5,108,063
Consumer Cyclical – 7.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp,
6.0000%, 6/1/29 (144A)	4,949,000		4,883,624
Ashton Woods USA LLC / Ashton Woods Finance Co, 4.6250%, 8/1/29 (144A)	4,592,000		4,636,680
Bloomin' Brands Inc, 5.1250%, 4/15/29 (144A)	5,315,000		5,529,513
Carnival Corp, 7.6250%, 3/1/26 (144A)	3,563,000		3,803,503

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
Carvana Co, 5.5000%, 4/15/27 (144A)	$1,963,000		$2,003,634
Carvana Co, 4.8750%, 9/1/29 (144A)	9,538,000		9,445,434
CCM Merger Inc, 6.3750%, 5/1/26 (144A)	3,093,000		3,255,383
Century Communities Inc, 3.8750%, 8/15/29 (144A)	10,353,000		10,456,530
Cushman & Wakefield Inc, 6.7500%, 5/15/28 (144A)	5,761,000		6,250,685
Dornoch Debt Merger Sub Inc, 6.6250%, 10/15/29 (144A)	16,000,000		16,000,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)	12,041,000		12,582,845
Expedia Group Inc, 2.9500%, 3/15/31	4,324,000		4,369,661
Ford Motor Co, 9.0000%, 4/22/25	3,198,000		3,845,691
Ford Motor Co, 6.3750%, 2/1/29	1,356,000		1,576,350
Ford Motor Co, 9.6250%, 4/22/30	5,512,000		7,802,098
Full House Resorts Inc, 8.2500%, 2/15/28 (144A)	8,378,000		9,006,350
Garda World Security Corp, 4.6250%, 2/15/27 (144A)	8,123,000		8,123,000
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	5,229,000		5,639,999
Goodyear Tire & Rubber Co/The, 5.2500%, 7/15/31 (144A)	8,609,000		9,168,585
IHO Verwaltungs GmbH, 3.8750% (3.88% Cash or 0.00% PIK), 5/15/27 (144A)Ø	8,638,149	EUR	10,266,832
IRB Holding Corp, 7.0000%, 6/15/25 (144A)	5,992,000		6,361,856
LGI Homes Inc, 4.0000%, 7/15/29 (144A)	4,600,000		4,588,500
Life Time Inc, 5.7500%, 1/15/26 (144A)	6,308,000		6,528,780
Life Time Inc, 8.0000%, 4/15/26 (144A)#	2,616,000		2,772,960
Lithia Motors Inc, 4.3750%, 1/15/31 (144A)	9,287,000		9,913,872
LSF9 Atlantis Holdings LLC / Victra Finance Corp, 7.7500%, 2/15/26 (144A)	6,598,000		6,842,126
Matthews International Corp, 5.2500%, 12/1/25 (144A)	6,468,000		6,667,020
Newco GB SAS, 8.0000% (8.00% Cash or 0.00% PIK), 12/15/22Ø	3,642,606	EUR	4,271,596
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp,
5.6250%, 9/1/29 (144A)	8,184,000		8,265,840
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp,
5.8750%, 9/1/31 (144A)	8,207,000		8,291,507
PulteGroup Inc, 7.8750%, 6/15/32	2,122,000		3,053,028
Realogy Group LLC / Realogy Co-Issuer Corp, 9.3750%, 4/1/27 (144A)	5,612,000		6,166,185
Realogy Group LLC / Realogy Co-Issuer Corp, 5.7500%, 1/15/29 (144A)	6,907,000		7,164,355
Rent-A-Center Inc, 6.3750%, 2/15/29 (144A)	5,870,000		6,332,263
Sands China Ltd, 4.3750%, 6/18/30	3,143,000		3,282,141
Shea Homes LP / Shea Homes Funding Corp, 4.7500%, 4/1/29 (144A)	8,600,000		8,836,500
Wendy's International LLC, 7.0000%, 12/15/25	5,841,000		6,541,920
Wyndham Destinations Inc, 6.6250%, 7/31/26 (144A)	6,847,000		7,797,158
			252,324,004
Consumer Non-Cyclical – 4.1%
Bausch Health Cos Inc, 5.0000%, 1/30/28 (144A)	8,845,000		8,391,428
Bausch Health Cos Inc, 4.8750%, 6/1/28 (144A)	5,156,000		5,342,905
Cano Health LLC, 6.2500%, 10/1/28 (144A)	2,758,000		2,785,580
CHS / Community Health Systems Inc, 6.8750%, 4/15/29 (144A)	4,790,000		4,801,257
Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	9,876,000		10,234,005
Hasbro Inc, 3.9000%, 11/19/29	4,699,000		5,190,324
HCA Inc, 3.5000%, 9/1/30	7,022,000		7,439,037
HCRX Investments HoldCo LP, 4.5000%, 8/1/29 (144A)	7,713,000		7,751,565
HLF Financing Sarl LLC / Herbalife International Inc,
4.8750%, 6/1/29 (144A)	7,721,000		7,721,000
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	11,362,000		12,697,035
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.7500%, 12/1/31 (144A)	4,418,000		4,597,062
Kraft Heinz Foods Co, 4.2500%, 3/1/31	6,552,000		7,407,174
ModivCare Escrow Issuer Inc, 5.0000%, 10/1/29 (144A)	8,941,000		9,267,794
Mozart Debt Merger Sub Inc, 5.2500%, 10/1/29	8,368,000		8,476,081
Organon Finance 1 LLC, 4.1250%, 4/30/28 (144A)	7,074,000		7,215,480
Performance Food Group Inc, 4.2500%, 8/1/29 (144A)	8,323,000		8,343,807
Perrigo Finance Unlimited Co, 3.1500%, 6/15/30	1,036,000		1,071,627
Pilgrim's Pride Corp, 3.5000%, 3/1/32 (144A)	5,691,000		5,787,036
Smithfield Foods Inc, 3.0000%, 10/15/30 (144A)	3,136,000		3,156,527
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	6,856,000		6,564,620
Universal Health Services Inc, 2.6500%, 1/15/32 (144A)	8,266,000		8,185,301
			142,426,645
Electric – 1.1%
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	5,380,000		6,052,016
Duquesne Light Holdings Inc, 2.5320%, 10/1/30 (144A)	4,969,000		4,922,028
IPALCO Enterprises Inc, 4.2500%, 5/1/30	6,498,000		7,289,009
NRG Energy Inc, 3.3750%, 2/15/29 (144A)	8,630,000		8,517,206
Pacific Gas and Electric Co, 3.0000%, 6/15/28	6,906,000		7,027,591
Toledo Edison Co/The, 2.6500%, 5/1/28 (144A)	3,650,000		3,713,088
			37,520,938

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Energy – 1.2%
DCP Midstream Operating LP, 5.6000%, 4/1/44	$2,517,000		$2,932,305
DT Midstream Inc, 4.1250%, 6/15/29 (144A)	7,432,000		7,536,494
EnLink Midstream LLC, 5.6250%, 1/15/28 (144A)	6,693,000		7,126,305
Great Western Petroleum LLC / Great Western Finance Corp,
12.0000%, 9/1/25 (144A)	3,473,000		3,526,085
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	5,561,000		5,623,561
NGL Energy Partners LP / NGL Energy Finance Corp, 7.5000%, 2/1/26 (144A)	6,471,000		6,592,331
Rockies Express Pipeline LLC, 4.9500%, 7/15/29 (144A)	2,376,000		2,471,040
Southwestern Energy Co, 5.3750%, 3/15/30	5,776,000		6,233,604
			42,041,725
Finance Companies – 0.4%
FirstCash Inc, 4.6250%, 9/1/28 (144A)	5,509,000		5,715,588
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	8,936,000		9,014,190
			14,729,778
Financial Institutions – 0.5%
CPI Property Group SA, EUR SWAP ANNUAL 5 YR + 4.9440%, 4.8750%‡,µ	5,589,000	EUR	6,831,460
Vivion Investments Sarl, 3.0000%, 8/8/24	8,800,000	EUR	9,921,034
			16,752,494
Industrial – 0.2%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	5,000,000		5,251,000
Industrial Conglomerates – 0.3%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 3.4460%‡,µ	10,974,000		10,740,803
Information Technology Services – 0.4%
KBR Inc, 4.7500%, 9/30/28 (144A)	12,552,000		12,708,900
Insurance – 1.1%
Athene Holding Ltd, 3.5000%, 1/15/31	6,715,000		7,189,733
Centene Corp, 2.4500%, 7/15/28	10,787,000		10,840,935
Centene Corp, 3.0000%, 10/15/30	7,302,000		7,484,550
MGIC Investment Corp, 5.2500%, 8/15/28	8,400,000		8,963,220
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	3,317,000		3,456,955
			37,935,393
Real Estate Investment Trusts (REITs) – 1.6%
American Homes 4 Rent LP, 4.2500%, 2/15/28	2,350,000		2,660,290
Broadstone Net Lease LLC, 2.6000%, 9/15/31	10,107,000		9,984,402
CTR Partnership LP / CareTrust Capital Corp, 3.8750%, 6/30/28 (144A)	6,504,000		6,747,900
Global Net Lease Inc / Global Net Lease Operating Partnership LP,
3.7500%, 12/15/27 (144A)	8,400,000		8,340,751
Lexington Realty Trust, 2.7000%, 9/15/30	5,313,000		5,376,600
Rexford Industrial Realty Inc, 2.1250%, 12/1/30	5,717,000		5,538,140
Safehold Operating Partnership LP, 2.8000%, 6/15/31	8,960,000		8,984,644
Sun Communities Inc, 2.7000%, 7/15/31	8,420,000		8,508,260
			56,140,987
Real Estate Management & Development – 0.1%
Howard Hughes Corp, 4.1250%, 2/1/29 (144A)	2,062,000		2,064,578
Howard Hughes Corp, 4.3750%, 2/1/31 (144A)	2,062,000		2,074,186
			4,138,764
Technology – 2.1%
Austin BidCo Inc, 7.1250%, 12/15/28 (144A)	6,629,000		6,678,718
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	2,639,000		2,684,051
Endure Digital Inc, 6.0000%, 2/15/29 (144A)	10,478,000		9,954,100
Entegris Inc, 3.6250%, 5/1/29 (144A)	1,778,000		1,813,804
Everi Holdings Inc, 5.0000%, 7/15/29 (144A)	2,170,000		2,223,556
ION Trading Technologies Sarl, 5.7500%, 5/15/28 (144A)	8,670,000		8,840,163
MSCI Inc, 3.8750%, 2/15/31 (144A)	3,586,000		3,760,818
MSCI Inc, 3.6250%, 11/1/31 (144A)	10,846,000		11,286,076
MSCI Inc, 3.2500%, 8/15/33 (144A)	2,755,000		2,786,572
Rocket Software Inc, 6.5000%, 2/15/29 (144A)	10,548,000		10,442,520
Skyworks Solutions Inc, 3.0000%, 6/1/31	4,808,000		4,915,395
Square Inc, 3.5000%, 6/1/31 (144A)	5,664,000		5,809,735
			71,195,508
Transportation – 1.0%
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	13,321,000		13,773,914
StorCentric Inc, 5.8750%, 2/19/23 (144A)	6,000,000		6,000,000
Watco Cos LLC / Watco Finance Corp, 6.5000%, 6/15/27 (144A)	12,880,000		13,781,600
			33,555,514
Total Corporate Bonds (cost $1,062,393,802)			1,092,973,735
Convertible Corporate Bonds– 0.2%
Interactive Media & Services – 0.2%
Snap Inc, 0.7500%, 8/1/26((cost $3,446,864)	1,435,000		4,680,970
Mortgage-Backed Securities– 21.4%
Fannie Mae:
1.5000%, TBA, 15 Year Maturity	9,340,684		9,431,195

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae– (continued)
2.0000%, TBA, 15 Year Maturity	$14,522,062	$14,953,367
2.5000%, TBA, 15 Year Maturity	7,679,559	8,001,256
3.0000%, TBA, 15 Year Maturity	8,070,041	8,487,666
3.5000%, TBA, 15 Year Maturity	5,799,117	6,182,961
1.5000%, TBA, 30 Year Maturity	22,202,057	21,559,552
2.0000%, TBA, 30 Year Maturity	171,176,330	171,588,865
2.5000%, TBA, 30 Year Maturity	55,526,043	57,239,577
3.0000%, TBA, 30 Year Maturity	58,069,342	60,755,630
3.5000%, TBA, 30 Year Maturity	57,269,140	60,590,177
4.0000%, TBA, 30 Year Maturity	1,059,800	1,135,417
4.5000%, TBA, 30 Year Maturity	7,181,000	7,766,323
		427,691,986
Fannie Mae Pool:
3.0000%, 10/1/34	222,853	236,620
6.0000%, 2/1/37	874	1,022
3.0000%, 9/1/42	1,372,765	1,463,880
3.0000%, 1/1/43	1,807,833	1,927,826
3.0000%, 2/1/43	5,155,725	5,495,476
3.0000%, 2/1/43	737,222	786,154
3.0000%, 2/1/43	53,212	56,774
3.0000%, 3/1/43	2,098,798	2,239,313
3.0000%, 3/1/43	639,233	682,030
3.0000%, 5/1/43	5,306,176	5,609,747
3.0000%, 5/1/43	525,013	560,162
3.0000%, 5/1/43	2,439	2,602
5.0000%, 7/1/44	8,371	9,420
4.5000%, 10/1/44	5,116	5,766
4.5000%, 3/1/45	7,511	8,465
3.0000%, 7/1/45	2,912,728	3,107,736
3.5000%, 12/1/45	381,222	408,943
4.5000%, 2/1/46	11,049	12,325
3.5000%, 7/1/46	16,761	18,244
3.0000%, 9/1/46	1,303,037	1,389,524
3.0000%, 11/1/46	324,627	348,342
3.0000%, 1/1/47	110,267	118,322
3.5000%, 3/1/47	327,012	350,791
4.0000%, 5/1/47	1,125,990	1,248,934
3.5000%, 7/1/47	284,299	304,972
3.5000%, 8/1/47	3,566	3,794
3.5000%, 1/1/48	4,560	4,930
4.0000%, 1/1/48	16,276	17,893
3.0000%, 2/1/48	55,276	59,229
3.5000%, 3/1/48	3,674,011	3,962,251
4.0000%, 3/1/48	5,880	6,447
3.0000%, 5/1/48	24,102	25,515
3.5000%, 7/1/48	7,738,735	8,244,333
4.5000%, 12/1/48	875,759	961,870
3.0000%, 9/1/49	453,564	480,297
2.5000%, 1/1/50	1,221,935	1,264,250
2.5000%, 8/1/51	266,961	275,555
3.0000%, 9/1/51	16,909,933	17,936,285
2.0000%, 9/1/51	4,353,971	4,367,419
2.5000%, 10/1/51	9,655,081	9,961,377
3.0000%, 2/1/57	6,546,342	7,006,436
3.0000%, 6/1/57	29,640	31,719
		81,002,990
Freddie Mac Gold Pool:
3.5000%, 1/1/47	226,557	245,282
Freddie Mac Pool:
3.0000%, 5/1/31	2,011,110	2,129,866
3.0000%, 9/1/32	278,891	294,307
3.0000%, 1/1/33	166,520	176,671
3.0000%, 10/1/34	470,670	500,702
3.0000%, 10/1/34	196,422	208,582
6.0000%, 4/1/40	19,338	22,721
2.5000%, 8/1/41	8,488,933	8,832,493
3.0000%, 2/1/43	6,184	6,599
3.5000%, 2/1/43	5,669	6,147
3.0000%, 3/1/43	112,318	119,831
3.0000%, 3/1/43	2,630	2,807
3.0000%, 6/1/43	188,033	197,397
3.0000%, 11/1/43	5,432,807	5,795,364
3.5000%, 2/1/44	15,663	16,983

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
4.5000%, 5/1/44	$4,010	$4,475
3.5000%, 12/1/44	284,339	308,313
3.0000%, 1/1/45	3,314	3,523
3.5000%, 7/1/46	4,243	4,599
3.0000%, 10/1/46	21,041	22,374
4.0000%, 3/1/47	9,504	10,391
3.5000%, 9/1/47	5,926	6,306
3.5000%, 12/1/47	55,849	60,542
3.5000%, 2/1/48	3,832	4,126
4.0000%, 4/1/48	1,909	2,087
4.5000%, 4/1/49	1,902,405	2,056,279
4.0000%, 5/1/49	5,282,341	5,672,878
4.0000%, 5/1/49	373,069	399,451
3.5000%, 8/1/49	3,407,410	3,601,889
3.0000%, 10/1/49	505,034	527,979
3.0000%, 10/1/49	283,209	296,076
3.0000%, 11/1/49	932,064	974,410
3.0000%, 11/1/49	198,228	207,233
3.0000%, 11/1/49	40,961	42,821
3.0000%, 12/1/49	2,064,052	2,157,825
3.0000%, 12/1/49	1,045,170	1,092,654
3.0000%, 12/1/49	503,691	526,574
2.5000%, 1/1/50	526,168	544,383
3.0000%, 3/1/50	1,444,843	1,510,625
2.5000%, 8/1/51	2,503,607	2,582,836
2.0000%, 9/1/51	4,676,028	4,690,467
2.0000%, 9/1/51	4,672,182	4,687,727
		50,309,313
Ginnie Mae:
2.0000%, TBA, 30 Year Maturity	30,691,583	31,124,334
2.5000%, TBA, 30 Year Maturity	53,251,634	54,960,479
3.0000%, TBA, 30 Year Maturity	40,371,995	42,178,238
3.5000%, TBA, 30 Year Maturity	31,984,699	33,630,632
4.0000%, TBA, 30 Year Maturity	16,054,402	17,037,252
		178,930,935
Ginnie Mae I Pool:
4.5000%, 8/15/46	15,055	17,080
4.0000%, 7/15/47	5,213	5,653
4.0000%, 8/15/47	803	871
4.0000%, 11/15/47	2,039	2,212
4.0000%, 12/15/47	2,710	2,938
		28,754
Ginnie Mae II Pool:
4.5000%, 2/20/48	188,705	204,218
4.5000%, 5/20/48	5,001	5,425
4.5000%, 5/20/48	1,205	1,308
		210,951
Total Mortgage-Backed Securities (cost $738,925,176)		738,420,211
Common Stocks– 0.3%
Airlines – 0.2%
Southwest Airlines Co*	120,441	6,194,281
Containers & Packaging – 0.1%
Crown Holdings Inc	46,283	4,664,401
Diversified Financial Services – 0%
Clarivate Analytics PLC*	4,217	92,352
Total Common Stocks (cost $11,241,197)		10,951,034
Preferred Stocks– 0.4%
Consumer Cyclical – 0%
Quiksilver Inc¢	12,688	10,785
Finance Companies – 0.1%
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43 (144A)‡	1,000,000	280,000
Upstart Securitization Trust 2019-3, 1/21/30 (144A)	8,250	2,417,250
Upstart Securitization Trust 2021-1 CERT, 3/20/31 (144A)	1,989	931,803
		3,629,053
Industrial – 0.1%
Project Silver, 3/15/44 (144A)‡	1,500,000	420,750
START Ireland, 3/15/44 (144A)‡	1,500,000	409,500
Thunderbolt II Aircraft Lease Ltd, 9/15/38 (144A)	10	602,323
Thunderbolt III Aircraft Lease Ltd, 11/15/39 (144A)‡	5,000,000	1,050,000
		2,482,573
Student Loan – 0.2%
SoFi Professional Loan Program 2017-E LLC, 11/26/40 (144A)	25,000	524,175
SoFi Professional Loan Program 2017-F LLC, 1/25/41 (144A)	35,000	888,657

Shares or Principal Amounts		Value
Preferred Stocks– (continued)
Student Loan– (continued)
SoFi Professional Loan Program 2018-C Trust, 1/25/48 (144A)	58,000	$1,337,364
SoFi Professional Loan Program 2018-D Trust, 2/25/48 (144A)	76,000	1,154,660
SoFi Professional Loan Program 2019-B LLC, 8/17/48 (144A)	70,900	1,238,449
SoFi Professional Loan Program 2020-A Trust, 5/15/46 (144A)	34,000	1,567,580
		6,710,885
Total Preferred Stocks (cost $30,009,925)		12,833,296
Convertible Preferred Stocks– 0.6%
Electric Utilities – 0.1%
American Electric Power Co Inc, 6.1250%, 8/15/23#	37,583	1,865,244
Health Care Equipment & Supplies – 0.3%
Becton Dickinson and Co, 6.0000%, 6/1/23#	94,450	5,061,576
Boston Scientific Corp, 5.5000%, 6/1/23	59,100	6,862,857
		11,924,433
Professional Services – 0.2%
Clarivate PLC, 5.2500%, 6/1/24	91,200	7,909,988
Total Convertible Preferred Stocks (cost $22,058,835)		21,699,665
Investment Companies– 12.2%
Money Markets – 12.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $421,519,005)	421,479,580	421,521,728
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	3,134,450	3,134,450
Time Deposits – 0%
Royal Bank of Canada, 0.0400%, 10/1/21	$783,613	783,613
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,918,063)		3,918,063
Total Investments (total cost $4,157,084,902) – 121.1%		4,172,255,566
Liabilities, net of Cash, Receivables and Other Assets – (21.1)%		(726,224,566)
Net Assets – 100%		$3,446,031,000

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,607,587,420	86.5%
Cayman Islands	352,417,905	8.4
Luxembourg	50,576,260	1.2
United Kingdom	42,328,314	1.0
Canada	28,518,546	0.7
Germany	19,058,642	0.4
Peru	14,135,199	0.3
Panama	11,434,254	0.3
France	8,834,954	0.2
Burkina Faso	8,317,712	0.2
Czech Republic	6,831,460	0.2
Israel	6,564,620	0.2
Sweden	5,501,834	0.1
Italy	4,060,759	0.1
Macao	3,282,141	0.1
Ireland	2,396,046	0.1
Bermuda	409,500	0.0

Total	$4,172,255,566	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 12.2%
Money Markets - 12.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$44,538	$-	$-	$421,521,728
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	2,978∆	-	-	3,134,450
Total Affiliated Investments - 12.3%	$47,516	$-	$-	$424,656,178

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 12.2%
Money Markets - 12.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	217,738,920	514,485,662	(310,702,854)	421,521,728
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	4,455,764	16,272,624	(17,593,938)	3,134,450

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
HSBC Securities (USA), Inc.:
British Pound	11/24/21	(544,500)	$749,558	$16,003
Euro	11/24/21	(33,355,441)	39,299,881	626,442

				642,445
JPMorgan Chase Bank, National Association:
Euro	11/24/21	(31,258,401)	36,846,184	604,125
Total				$1,246,570

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Purchased:
10 Year US Treasury Note	2,290	12/31/21	$301,385,469	$(4,114,844)
2 Year US Treasury Note	906	1/5/22	199,369,547	(113,250)
5 Year US Treasury Note	6,719	1/5/22	824,704,761	(5,249,219)
Total - Futures Purchased				(9,477,313)
Futures Sold:
Ultra 10-Year Treasury Note	1,266	12/31/21	(183,886,500)	3,610,992
US Treasury Long Bond	67	12/31/21	(10,667,656)	284,918
Total - Futures Sold				3,895,910
Total				$(5,581,403)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
1.6590% Fixed Rate	ICE LIBOR USD 3M	Semiannual	8/23/49	22,000,000	USD	$750	$873,934	$874,684

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.HY.S36, Fixed Rate of 5.00%, Paid Quarterly	6/20/26	(43,650,000)	USD	$(4,186,590)	$96,391	$(4,090,199)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2021

Market Value(a)
Credit default swaps, buy protection	$ (2,069,184)
Forward foreign currency exchange contracts, purchased	29,154,267
Forward foreign currency exchange contracts, sold	109,793,827
Futures contracts, purchased	1,178,509,089
Futures contracts, sold	223,532,313
Interest rate swaps, pay fixed rate/receive floating rate	220,390

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2021 is $2,182,598,135, which represents 63.3% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2021.

#	Loaned security; a portion of the security is on loan at September 30, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2021 is $12,118, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,489,903,164	$-
Bank Loans and Mezzanine Loans	-	375,352,367	1,333
Corporate Bonds	-	1,092,973,735	-
Convertible Corporate Bonds	-	4,680,970	-
Mortgage-Backed Securities	-	738,420,211	-
Common Stocks	10,951,034	-	-
Preferred Stocks	-	12,822,511	10,785
Convertible Preferred Stocks	-	21,699,665	-
Investment Companies	-	421,521,728	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,918,063	-
Total Investments in Securities	$10,951,034	$4,161,292,414	$12,118
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,246,570	-
Variation Margin Receivable on Futures Contracts	934,838	-	-
Variation Margin Receivable on Centrally Cleared Swaps	-	34,323	-
Total Assets	$11,885,872	$4,162,573,307	$12,118
Liabilities
Other Financial Instruments(a):
Variation Margin Payable on Futures Contracts	$225,969	$-	$-
Variation Margin Payable on Centrally Cleared Swaps	-	128,640	-
Total Liabilities	$225,969	$128,640	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of September 30, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70288 11-21